Earnings per share	9 Months Ended
Jul. 31, 2019
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Earnings per share
19.	Earnings per share

	For the three months ended			For the nine months ended
($ millions)	July 31 2019	April 30 2019	July 31 2018	July 31 2019	July 31 2018
Basic earnings per common share
Net income attributable to common shareholders	$1,839	$2,125	$1,956	$6,071	$6,247
Weighted average number of common shares outstanding (millions)	1,221	1,224	1,223	1,224	1,207
Basic earnings per common share(1) (in dollars)	$1.51	$1.74	$1.60	$4.96	$5.18
Diluted earnings per common share
Net income attributable to common shareholders	$1,839	$2,125	$1,956	$6,071	$6,247
Dilutive impact of share-based payment options and others(2)	40	37	(39)	121	(5)
Net income attributable to common shareholders (diluted)	$1,879	$2,162	$1,917	$6,192	$6,242
Weighted average number of common shares outstanding (millions)	1,221	1,224	1,223	1,224	1,207
Dilutive impact of share-based payment options and others(2) (millions)	30	28	17	29	16
Weighted average number of diluted common shares outstanding (millions)	1,251	1,252	1,240	1,253	1,223
Diluted earnings per common share(1) (in dollars)	$1.50	$1.73	$1.55	$4.94	$5.10
(1)	Earnings per share calculations are based on full dollar and share amounts.
(2)

Certain tandem stock appreciation rights or options as well as acquisition-related put/call options that the Bank may settle at its own discretion by issuing common shares were not included in the calculation of diluted earnings per share as they were anti-dilutive.